Liquidity	12 Months Ended
Dec. 31, 2022
Liquidity [Abstract]
Liquidity	LiquidityManagement is required to assess if the Company will have sufficient liquidity to continue as a going concern for the one-year period following the issuance of these consolidated financial statements. Based on the Company’s liquidity as at the date these consolidated financial statements were issued, and from the expected cash flows from the Company's operations over the following year, the Company estimates that it will have sufficient liquidity to meet its minimum liquidity requirements under its financial covenants and to continue as a going concern for at least the one-year period following the issuance of these consolidated financial statements.